Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Summary of Accounts receivable
	September 30,	December 31,
	2013	2012
Accounts receivable	$1,011,929	$1,246,814
Accounts receivable –Related party	117,632	-
Allowance for doubtful accounts	(117,632)	-
Total	$1,011,929	$1,246,814

	2012	2011
Accounts receivable	$1,246,814	$143,557
Allowance for doubtful accounts	-	-
Total	$1,246,814	$143,557